Investment Objectives and Goals - Guggenheim Enhanced Equity Income ETF	Jun. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim Enhanced Equity Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim Enhanced Equity Income ETF (the “Fund”) seeks to provide current income while maintaining prospects for capital appreciation.